LOANS AND BORROWINGS - Maturities of long term bank loans (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Repayable:
Total long term bank loans	¥ 2,146	¥ 1,491
Amount due within one year shown under current liabilities	(223)	(212)
Long term bank loans repayable after one year	1,923	1,279
Within one year [member]
Repayable:
Total long term bank loans	223	212
After one year but within two years [member]
Repayable:
Total long term bank loans	222	212
After two years but within three years [member]
Repayable:
Total long term bank loans	150	212
After three years but within four years [member]
Repayable:
Total long term bank loans	138	108
After four years but within five years [member]
Repayable:
Total long term bank loans	156	61
After five years [member]
Repayable:
Total long term bank loans	¥ 1,257	¥ 686